Share-Based Compensation (Schedule Of Restricted Stock Units And Restricted Stocks Activity) (Details) - $ / shares		12 Months Ended
		Dec. 31, 2015		Dec. 31, 2014
Timebased Restricted Stock Units And Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number at beginning of period, Number of restricted stock units and restricted stock	[1]	4,473,433
Number at beginning of period, Weighted average grant date fair value	[1]	$ 33.40
Granted, Number of restricted stock units and restricted stock	[2]	318,398
Granted, Weighted average grant date fair value	[2]	$ 43.11
Vested, Number of restricted stock units and restricted stock	[3]	(1,045,415)
Vested, Weighted average grant date fair value	[3]	$ 13.34
Cancelled, Number of restricted stock units and restricted stock		(6,726)
Cancelled, Weighted average grant date fair value		$ 46.59
Number at end of period, Number of restricted stock units and restricted stock		3,739,690	[4]	4,473,433	[1]
Number at end of period, Weighted average grant date fair value		$ 39.81	[4]	$ 33.40	[1]
Peformance Based Restricted Stock Units And Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number at beginning of period, Number of restricted stock units and restricted stock	[1]	5,959,009
Number at beginning of period, Weighted average grant date fair value	[1]	$ 42.50
Granted, Number of restricted stock units and restricted stock	[2]	156,669
Granted, Weighted average grant date fair value	[2]	$ 44.37
Vested, Number of restricted stock units and restricted stock	[3]	(548,214)
Vested, Weighted average grant date fair value	[3]	$ 13.37
Cancelled, Number of restricted stock units and restricted stock		(13,453)
Cancelled, Weighted average grant date fair value		$ 46.59
Number at end of period, Number of restricted stock units and restricted stock		5,554,011	[4]	5,959,009	[1]
Number at end of period, Weighted average grant date fair value		$ 45.42	[4]	$ 42.50	[1]
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number at beginning of period, Number of restricted stock units and restricted stock		365,000
Granted, Number of restricted stock units and restricted stock		89,317
Number at end of period, Number of restricted stock units and restricted stock				365,000
Restricted stocks issued net of withholding for taxes		63,311		232,140
Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Number of restricted stock units and restricted stock		3,848,853
Restricted stocks issued net of withholding for taxes		2,744,813
Vested Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vested, Number of restricted stock units and restricted stock		1,588,808
Ordinary shares issued to the holders of these restricted stock units with the remainder being withheld and applied to pay the taxes involved		912,850
Lapsed Restrictions On Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock issued		4,821
Restricted stocks issued net of withholding for taxes		3,066

[1]	Includes 365,000 restricted stock granted prior to 2015 under the AerCap Holdings N.V. Equity Plans, of which 232,140 restricted stock were issued with the remaining restricted stock being withheld and applied to pay the taxes involved.
[2]	Includes 89,317 restricted stock granted under the AerCap Holdings N.V. Equity Plans, of which 63,311 restricted stock were issued with the remaining restricted stock being withheld and applied to pay the taxes involved.
[3]	1,588,808 restricted stock units, which were previously granted under the AerCap Holdings N.V. Equity Plans, vested. In connection with the vesting of the restricted stock units, the Company issued, in full satisfaction of its obligations, 912,850 ordinary shares to the holders of these restricted stock units with the remainder being withheld and applied to pay the taxes involved. In addition, restrictions on 4,821 restricted stock (3,066 restricted stock net of withholding for taxes) lapsed during the period.
[4]	In December 2015, 3,848,853 restricted stock units that had been issued previously were converted to restricted stock of which 2,744,813 were issued with the remaining stock being withheld and applied to pay the taxes involved. The converted restricted stock remained subject to restrictions and conditions identical to the restricted stock units, including vesting conditions.